ADVANCES RECEIVABLE AND PREPAID EXPENSES - Disclosure of detailed information about trade and other receivables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Supplier prepayments and deposits	$ 206,858	$ 90,928
Loan to KGL and accrued interest	60,543	56,199
Other receivables and employee advances	19,037	22,997
Harmonized Sales Tax receivable	58,755	66,543
Advances receivable and prepaid expenses	$ 345,193	$ 236,667